Debt - Schedule of Long Term Debt Obligations (Details) - USD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019
Less: unamortized debt issuance costs	$ (4,256)	$ (4,436)
Total loans and borrowings	350,000	345,564
Less: current portion of long term debt	(22,500)	(15,000)
Long-term debt, net of unamortized debt issuance costs and excluding current installments	323,244	330,564
Secured Term Loan [Member]
Total loans and borrowings	300,000	300,000
Secured Revolving Credit Facility [Member]
Total loans and borrowings	$ 50,000	$ 50,000